Schedule of pre-funded warrant (Details) - USD ($)		4 Months Ended	6 Months Ended		12 Months Ended
	Sep. 19, 2024	Feb. 28, 2025	Feb. 28, 2025	Feb. 29, 2024	Aug. 31, 2024
Shares issued, shares	8,425,352		382,667
Shares issued, value				$ 2,751,937	$ 2,751,937
Prefunded Warrant [Member]
Pre-funded warrant issued, shares		1,284,000
Pre-funded warrant issued		$ 780,697
Shares issued, shares		(884,000)
Shares issued, value		$ (530,312)
Direct cost, value		$ (67,557)
Balance, shares		400,000
Balance, value		$ 182,828